Expenses Classified by Nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses Classified by Nature
43.	Expenses Classified by Nature
Expenses classified by nature for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	18,660,477	18,660,477
Power purchase		—	21,619,039	21,619,039
Salaries		1,121,188	4,276,494	5,397,682
Retirement benefit expense		113,127	488,263	601,390
Welfare and benefit expense		155,558	570,440	725,998
Insurance expense		17,909	104,544	122,453
Depreciation		219,427	11,551,897	11,771,324
Amortization of intangible assets		91,428	74,733	166,161
Bad debt expense		17,968	—	17,968
Commission		410,287	307,272	717,559
Advertising expense		29,230	9,552	38,782
Training expense		4,923	13,283	18,206
Vehicle maintenance expense		8,849	8,152	17,001
Publishing expense		3,568	3,310	6,878
Business promotion expense		3,522	3,777	7,299
Rent expense		43,650	194,234	237,884
Telecommunication expense		8,569	10,959	19,528
Transportation expense		870	53,365	54,235
Taxes and dues		93,446	529,380	622,826
Expendable supplies expense		9,052	41,414	50,466
Water, light and heating expense		12,351	43,025	55,376
Repairs and maintenance expense		123,134	2,494,861	2,617,995
Ordinary development expense		213,936	475,461	689,397
Travel expense		11,099	67,103	78,202
Clothing expense		10,540	7,994	18,534
Survey and analysis expense		889	3,992	4,881
Membership fee		1,331	8,492	9,823
Others		149,945	2,022,777	2,172,722

	￦	2,875,796	63,644,290	66,520,086

		2022
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	34,832,581	34,832,581
Power purchase		—	41,984,858	41,984,858
Salaries		1,142,360	4,329,099	5,471,459
Retirement benefit expense		109,758	505,612	615,370
Welfare and benefit expense		155,781	540,058	695,839
Insurance expense		20,835	106,672	127,507
Depreciation		244,676	12,056,455	12,301,131
Amortization of intangible assets		85,661	70,499	156,160
Bad debt expense		23,634	—	23,634
Commission		420,390	351,557	771,947
Advertising expense		33,739	10,552	44,291
Training expense		7,327	14,813	22,140
Vehicle maintenance expense		10,749	10,275	21,024
Publishing expense		3,732	3,014	6,746
Business promotion expense		3,198	3,340	6,538
Rent expense		47,680	186,439	234,119
Telecommunication expense		7,945	9,677	17,622
Transportation expense		1,012	113,845	114,857
Taxes and dues		122,177	554,320	676,497
Expendable supplies expense		9,617	47,159	56,776
Water, light and heating expense		17,950	60,002	77,952
Repairs and maintenance expense		152,449	2,586,975	2,739,424
Ordinary development expense		213,932	513,878	727,810
Travel expense		16,062	78,999	95,061
Clothing expense		13,044	8,778	21,822
Survey and analysis expense		1,126	4,322	5,448
Membership fee		1,469	16,912	18,381
Others		143,119	1,902,903	2,046,022

	￦	3,009,422	100,903,594	103,913,016

		2023
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	27,135,770	27,135,770
Power purchase		—	38,304,309	38,304,309
Salaries		1,098,460	4,416,706	5,515,166
Retirement benefit expense		89,533	370,769	460,302
Welfare and benefit expense		152,836	542,367	695,203
Insurance expense		27,726	119,964	147,690
Depreciation		241,533	12,623,380	12,864,913
Amortization of intangible assets		88,648	74,526	163,174
Bad debt expense		62,808	—	62,808
Commission		460,644	341,124	801,768
Advertising expense		30,305	8,856	39,161
Training expense		7,900	16,064	23,964
Vehicle maintenance expense		9,044	9,128	18,172
Publishing expense		3,281	2,879	6,160
Business promotion expense		2,559	2,523	5,082
Rent expense		44,807	161,749	206,556
Telecommunication expense		7,813	9,706	17,519
Transportation expense		1,099	102,502	103,601
Taxes and dues		112,449	574,617	687,066
Expendable supplies expense		7,252	47,252	54,504
Water, light and heating expense		16,207	41,200	57,407
Repairs and maintenance expense		154,062	2,620,200	2,774,262
Ordinary development expense		217,319	500,242	717,561
Travel expense		16,265	77,232	93,497
Clothing expense		10,450	9,490	19,940
Survey and analysis expense		1,068	4,156	5,224
Membership fee		1,503	15,164	16,667
Others		196,011	1,567,652	1,763,663

	￦	3,061,582	89,699,527	92,761,109